Common Stock and Stockholders' Equity - Summary of Long-Term Incentive Plans (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested beginning balance, shares	2,813,409
Granted, shares	1,558,347
Vested, shares	(1,472,233)
Forfeited, shares	(505,626)
Nonvested ending balance, shares	2,393,897	2,813,409
Nonvested beginning balance	$ 6.91
Granted	$ 5.37	$ 5.61	$ 4.54
Vested	$ 4.86
Forfeited	$ 5.44
Nonvested ending balance	$ 5.22	$ 6.91